Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at
December 31:

(Dollar amounts in thousands)	2017	2016

Land and land improvements	$2,920	$2,891
Building and leasehold improvements	14,277	12,081
Furniture, fixtures, and equipment	7,010	5,404
Total premises and equipment	24,207	20,376
Less accumulated depreciation and amortization	12,354	9,173

Total premises and equipment, net	$11,853	$11,203

Depreciation
expense charged to operations was
$876,000
 in
2017,
$735,000
in
2016,
and
$715,000
in
2015.